CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net (loss)/income	$ (224,425)	$ 89,177	$ 73,622
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	111,279	116,381	104,079
Amortization of deferred charges	9,040	8,085	10,187
Amortization of seller's credit	0	(103)	(447)
Amortization of deferred charter revenue	6,641	5,406	1,699
Vessel impairment charge	333,149	60,054	64,338
Long-term assets impairment charge	0	9,168	1,730
Adjustment of derivatives to fair value recognized in net income	20,432	3,449	(13,898)
Loss/(gain) on investments in debt and equity securities	22,453	(67,701)	(25,754)
Equity in earnings of associated companies	(4,286)	(17,054)	(14,635)
(Gain)/loss on sale of assets and termination of charters	(2,250)	0	2,578
Gain on sale of subsidiaries	(1,894)	0	(7,613)
Repayments from investment in sales-type, direct financing and leaseback assets	60,590	44,143	0
Gain on repurchase of bonds	(67,533)	(1,802)	(1,146)
Loss on early termination of swaps	4,538	0	0
Other, net	(6,559)	(4,620)	1,108
Changes in operating assets and liabilities
Trade accounts receivable	(2,352)	(1,608)	9,607
Due from related parties	21,035	5,652	(1,308)
Other receivables and other current assets	(2,628)	(7,088)	(4,027)
Inventories	(873)	613	(3,423)
Prepaid expenses and accrued income	(962)	958	(301)
Trade accounts payable	(2,198)	1,500	2,370
Accrued expenses and other current liabilities	3,278	5,097	2,209
Net cash provided by operating activities	276,475	249,707	200,975
Investing activities
Repayments from investment in direct financing and sales-type leases	0	0	33,486
Additions to direct financing leases and leaseback assets	(65,030)	(211,065)	0
Purchase of vessels, capital improvements and other additions	(55,016)	(39,326)	(1,137,703)
Proceeds from sale of vessels and termination of charters	210,920	0	145,654
Proceeds from sale of subsidiaries, net of cash disposed of	14,676	0	83,485
Net amounts received from/(paid to) associated companies	31,467	15,925	(24,161)
Proceeds from sale of shares	23,661	82,783	0
Other investments and long-term assets, net	15,661	(18,198)	32,675
Net cash provided by/(used in) investing activities	176,339	(169,881)	(866,564)
Financing activities
Repayments of lease obligation liability	(68,599)	(63,663)	(11,653)
Proceeds from issuance of short-term and long-term debt	397,231	458,781	825,984
Repayments of short-term and long-term debt	(624,588)	(208,538)	(778,731)
Repurchase of bonds	(66,570)	(80,749)	(97,248)
Proceeds from finance leases	0	0	944,097
Discount received on debt repurchased	0	1,654	0
Debt fees paid	(4,752)	(4,261)	(8,257)
Payment for early settlements of interest rate swaps, net	(4,539)	0	0
Principal settlements of cross currency swaps, net	(11,706)	(41,769)	0
Proceeds from shares issued, net of issuance costs	61,485	0	0
Cash dividends paid	(109,394)	(150,659)	(149,261)
Net cash (used in)/provided by financing activities	(431,432)	(89,204)	724,931
Net change in restricted cash and cash and cash equivalents	21,382	(9,378)	59,342
Cash, restricted cash and cash equivalents at start of the year	203,016	212,394	153,052
Cash, restricted cash and cash equivalents at end of the year	224,398	203,016	212,394
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 71,476	$ 72,344	$ 104,620